The Company, basis of presentation and significant accounting policies - Foreign currency translation (Details) - $ / €	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Translation
Spot exchange rate	0.90498	0.93756
Average exchange rate	0.92484	0.94962	0.84549